EQUITY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended								6 Months Ended	12 Months Ended
	Jan. 12, 2021	Jul. 10, 2020	Jul. 15, 2019	Feb. 11, 2019	Feb. 19, 2021	Jan. 25, 2021	Dec. 23, 2020	Jul. 30, 2020	Jan. 25, 2020	Jul. 30, 2019	Apr. 17, 2019	Mar. 18, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021	Jul. 08, 2020	Jul. 07, 2020	Apr. 14, 2017
Class of Stock [Line Items]
Preferred stock, shares par value													$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued														988,140	4,988,000
Preferred stock, shares outstanding														988,140	4,988,000
Common stock, shares authorized													2,500,000,000	2,500,000,000	2,500,000,000
Common stock, shares issued													850,772,637	786,308,041	763,967,603
Common stock, shares outstanding													850,772,637	786,308,041	763,967,603				146,803,392
Shares issued for services, value															$ 800,000
S And S Beverage [Member]
Class of Stock [Line Items]
Common stock, shares authorized														10,000	10,000	10,000
Common stock, shares issued														10,000	10,000	10,000
Common stock, shares outstanding														10,000	10,000	10,000
First 2020 Debenture [Member]
Class of Stock [Line Items]
Number of shares converted						7,094,732
Conversion price						$ 0.0213
First 2020 Debenture [Member] | Principal [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted						$ 150,000
Third 2020 Debenture [Member]
Class of Stock [Line Items]
Number of shares converted	10,887,819
Conversion price	$ 0.0185
Third 2020 Debenture [Member] | Principal [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted	$ 200,000
Third 2020 Debenture [Member] | Accrued Interest [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted	$ 1,425
Second 2020 Debenture [Member]
Class of Stock [Line Items]
Number of shares converted					7,252,634
Conversion price					$ 0.0208	$ 0.0213
Second 2020 Debenture [Member] | Principal [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted					$ 150,000	$ 100,000
Second 2020 Debenture [Member] | Accrued Interest [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted					$ 855	10,411
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Fair market value of share							1.36%
Securities Purchase Agreement [Member] | First 2020 Debenture [Member]
Class of Stock [Line Items]
Number of shares converted							8,255,438		7,094,732
Conversion price														$ 0.05
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Principal [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount							$ 100,000
Conversion of Stock, Amount Converted						150,000	100,000
Securities Purchase Agreement [Member] | First 2020 Debenture [Member] | Accrued Interest [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount							12,274
Conversion of Stock, Amount Converted						$ 1,118	$ 12,274
Matthew Nicoletti [Member]
Class of Stock [Line Items]
Number of shares converted			106,000,000	55,000,000
Number of stock issued			106,000	55,000
Fair market value of share			10.81%	8.40%
Value of stock issued			$ 11,458,600	$ 4,620,000
Quantum [Member]
Class of Stock [Line Items]
Number of shares converted											52,000,000	58,000,000
Number of stock issued											52,000	58,000
Fair market value of share											7.60%	7.85%
Value of stock issued											$ 3,952,000
William Jeffrey Outlaw [Member]
Class of Stock [Line Items]
Fair market value of share										11.10%
Shares issued for services, shares										10,000,000
Shares issued for services, value										$ 800,000
William J Stineman [Member]
Class of Stock [Line Items]
Stock issued						1,980,000
William F Stineman [Member]
Class of Stock [Line Items]
Stock issued						360,000
Gary Kramer [Member]
Class of Stock [Line Items]
Stock issued						270,000
Steven Sirus [Member]
Class of Stock [Line Items]
Stock issued						90,000
Series A Preferred Stocks [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														4,000,000	4,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares par value													$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued													0	0	4,000,000
Preferred stock, shares outstanding													0	0	4,000,000
Preferred stock, shares authorized													0	0	4,000,000
Series A Preferred Stock [Member] | Robert Clark And Joseph Thornburg [Member]
Class of Stock [Line Items]
Number of shares converted		4,000,000						4,000,000
Fair market value of share		3.46%						3.46%
Debt conversion, converted instrument, shares issued		4,000,000						4,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares par value													$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued													488,000	488,000	488,000
Preferred stock, shares outstanding													488,000	488,000	488,000
Preferred stock, shares authorized													1,200,000	1,200,000	1,200,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares par value													$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, shares issued													140	140	0
Preferred stock, shares outstanding													140	140	0
Preferred stock, shares authorized													250	250	3,300,000		250	3,300,000
Number of shares converted													1,000	1,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares par value													$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued													500,000	500,000	500,000
Preferred stock, shares outstanding													500,000	500,000	500,000
Preferred stock, shares authorized													500,000	500,000	500,000
Number of shares converted														1,000	1,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized															900,000,000